Shareholder Fees {- Fidelity Government Money Market Fund}	Jun. 29, 2022 USD ($)
04.30 Fidelity Government Money Market Fund and Fidelity Money Market Fund Premium Prospectus-10 | Fidelity Government Money Market Fund
Shareholder Fees:
(fees paid directly from your investment)	none